Basis of preparation and changes to Group's accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Basis of preparation and changes to Group's accounting policies
Schedule of consolidated depreciation and interest expense

	Depreciation		Depreciation
	expense -		expense -
Impact of the estimation changes	previous	Change	revised
2024	825	331	1,156
2025	825	331	1,156
2026	825	331	1,156
2027 and thereafter	5,564	(3,539)	2,025
Total	8,039	(2,546)	5,493

	Interest		Interest
	expense		expense -
	- previous	Change	revised
2024	629	(304)	325
2025	577	(320)	257
2026	521	(338)	183
2027 and thereafter	1,756	(1,630)	126
Total	3,483	(2,592)	891

Schedule of new standards and amendments to standards

Standard/interpretation	Effective Date[1]

Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025
Amendments to IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027